Redeemable Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock

8.Redeemable Convertible Preferred Stock

The Company’s Amended and Restated Certificate of Incorporation dated November 5, 2018, as amended on March 24, 2020, pursuant to the Certificate of Amendment, both filed with the Secretary of the State of Delaware, authorized the issuance of 7,000,000 shares of preferred stock, par value of $0.0001 per share.

	Shares	Original
	Issued	Issue
	and	Price Per	Carrying	Liquidation
Preferred Stock Series	Outstanding	Share	Value (1)	Amount
Series A-1	4,526,703	$4.6557	$20,983,596	$21,074,971
Series A-2	55,135	3.6274	192,134	199,997
Series A-3	2,004,043	1.9236	3,854,790	3,854,977
Totals	6,585,881		$25,030,520	$25,129,945
(1)	Amounts are net of issuance costs $86,667 for Series A-1, $12,758 for Series A-2 and $0 for Series A-3.

The terms and conditions of the Series A-1 Preferred Stock, Series A-2 Preferred Stock, and Series A-3 Preferred Stock (collectively, the “Preferred Stock”) are as follows:

Conversion

At the option of the holder, shares of Preferred Stock are convertible into the number of shares of common stock that is determined by dividing the original issue price per share of Preferred Stock by the conversion price per share (at issuance the conversion price was the same as the original issue price) applicable to each share of Preferred Stock in effect at the date of conversion. The conversion price is subject in each case to certain adjustments to reflect the issuance of common stock, options, warrants, or other rights to subscribe for or to purchase shares of the Company’s common stock for a consideration per share less than the conversion price then in effect. Each share of Preferred Stock will mandatorily convert into shares of common stock at the then-effective conversion rate upon the earlier of (a) the closing of a firm commitment underwritten public offering of common stock at a price of at least $13.9671 per share resulting in gross proceeds to the Company of at least $50 million and a post-money fully diluted valuation of $250 million following with the common stock is listed for trading on the Nasdaq Stock Market’s National Market, the New York Stock Exchange or another exchange or marketplace approved the Board of Directors (the “Board”) or (b) the date and time, or the occurrence of an event, specified by vote or written consent of holders of at least 60% of the Preferred Stock.

Redemption

The Preferred Stock is not redeemable at the option of the holder. However, the shares of the Preferred Stock are redeemable upon the occurrence of certain Deemed Liquidation Events, as described below, outside the Company’s control following the election of the holders of Preferred Stock. Mergers or consolidations involving the Company, or liquidations of it, subject to certain provisions, are considered Deemed Liquidation Events unless holders of at least 60% of outstanding Preferred Stock elect otherwise by written notice sent to the Company at least five days prior to the effective date of any such event. To date, no such Deemed Liquidation Events have occurred.

Liquidation Amount

In the event of a liquidation, dissolution or winding-up of the Company, prior to any distribution to holders of common stock, holders of Preferred Stock are entitled to payment of an amount per share equal to the greater of (a) the original issue price, plus any dividends declared but unpaid thereon or (b) the amount that would be due if all shares of Preferred Stock had been converted to common stock immediately prior to the liquidation, dissolution or winding-up (the “Liquidation Amount”). If upon any such liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of Preferred Stock the full amount of the Liquidation Amount to which they shall be entitled, the holders of shares of Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

After payment in full of the Liquidation Amount, the holders of Common Stock are entitled to receive the remaining assets of the Company available for distribution to its stockholders’ pro rata based on the number of shares of common stock held by each holder.

Dividends

Dividends of $0.3725 per share of Series A-1 Preferred Stock, $0.2902 per share of Series A-2 Preferred Stock, and $0.1539 per share of Series A-3 Preferred Stock are payable only when, as, and if, declared by the Board of the Company. The Company is under no obligation to declare such dividends.

Voting Rights

The holders of the Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which the shares of the Preferred Stock held by each holder are then convertible. The holders of Preferred Stock are entitled to vote together with the holders of the Company’s common stock, as a single class, on all matters submitted to a vote of stockholders. The holders of Preferred Stock are entitled to elect two (2) directors, exclusively and as a separate class, out of five (5) directors.

7. Redeemable Convertible Preferred Stock

The Company’s Amended and Restated Certificate of Incorporation dated November 5, 2018, as amended on March 24, 2020, pursuant to the Certificate of Amendment, both filed with the Secretary of the State of Delaware, authorized the issuance of 7,000,000 shares of preferred stock, par value of $0.0001 per share.

	Shares Issued	Original
	and	Issue Price	Carrying	Liquidation
Preferred Stock Series	Outstanding	Per Share	Value(1)	Amount
Series A-1	4,526,703	$4.6557	$20,983,596	$21,074,971
Series A-2	55,135	3.6274	192,134	199,997
Series A-3	2,004,043	1.9236	3,854,790	3,854,977
Totals	6,585,881		$25,030,520	$25,129,945
(1)	Amounts are net of issuance costs $86,667 for Series A-1, $12,758 for Series A-2 and $0 for Series A-3.

The terms and conditions of the Series A-1 Preferred Stock, Series A-2 Preferred Stock, and Series A-3 Preferred Stock (collectively, the “Preferred Stock”) are as follows:

Conversion

At the option of the holder, shares of Preferred Stock are convertible into the number of shares of common stock that is determined by dividing the original issue price per share of Preferred Stock by the conversion price per share (at issuance the conversion price was the same as the original issue price) applicable to each share of Preferred Stock in effect at the date of conversion. The conversion price is subject in each case to certain adjustments to reflect the issuance of common stock, options, warrants, or other rights to subscribe for or to purchase shares of the Company’s common stock for a consideration per share less than the conversion price then in effect. Each share of Preferred Stock will mandatorily convert into shares of common stock at the then-effective conversion rate upon the earlier of (a) the closing of a firm commitment underwritten public offering of common stock at a price of at least $13.9671 per share resulting in gross proceeds to the Company of at least $50 million and a post-money fully diluted valuation of $250 million following with the common stock is listed for trading on the Nasdaq Stock Market’s National Market, the New York Stock Exchange or another exchange or marketplace approved the Board of Directors (the “Board”) or (b) the date and time, or the occurrence of an event, specified by vote or written consent of holders of at least 60% of the Preferred Stock.

Redemption

The Preferred Stock is not redeemable at the option of the holder. However, the shares of the Preferred Stock are redeemable upon the occurrence of certain Deemed Liquidation Events, as described below, outside the Company’s control following the election of the holders of Preferred Stock. Mergers or consolidations involving the Company, or liquidations of it, subject to certain provisions, are considered Deemed Liquidation Events unless holders of at least 60% of outstanding Preferred Stock elect otherwise by written notice sent to the Company at least five days prior to the effective date of any such event. To date, no such Deemed Liquidation Events have occurred.

Liquidation Amount

In the event of a liquidation, dissolution or winding-up of the Company, prior to any distribution to holders of common stock, holders of Preferred Stock are entitled to payment of an amount per share equal to the greater of (a) the original issue price, plus any dividends declared but unpaid thereon or (b) the amount that would be due if all shares of Preferred Stock had been converted to common stock immediately prior to the liquidation, dissolution or winding-up (the “Liquidation Amount”). If upon any such liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of Preferred Stock the full amount of the Liquidation Amount to which they shall be entitled, the holders of shares of Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

After payment in full of the Liquidation Amount, the holders of Common Stock are entitled to receive the remaining assets of the Company available for distribution to its stockholders’ pro rata based on the number of shares of common stock held by each holder.

Dividends

Dividends of $0.3725 per share of Series A-1 Preferred Stock, $0.2902 per share of Series A-2 Preferred Stock, and $0.1539 per share of Series A-3 Preferred Stock are payable only when, as, and if, declared by the Board of the Company. The Company is under no obligation to declare such dividends.

Voting Rights

The holders of the Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which the shares of the Preferred Stock held by each holder are then convertible. The holders of Preferred Stock are entitled to vote together with the holders of the Company’s common stock, as a single class, on all matters submitted to a vote of stockholders. The holders of Preferred Stock are entitled to elect two (2) directors, exclusively and as a separate class, out of five (5) directors.